Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Equity [Abstract]
Stockholders’ Deficit

6. Stockholders’ Equity (Deficit)

 Prior to August 8, 2018, we had 750,000,000 shares of our $0.001 par value common stock authorized. On August 8, 2018, our Board of Directors voted to amend our articles of incorporation whereby the authorized shares of our common stock were reduced to 250,000,000. Additionally, the Board authorized 50,000,000 shares of $0.001 par value preferred stock. On September 25, 2018, we filed a certificate of amendment to our articles of incorporation to effect such changes. On June 27, 2018, we consummated a transaction as contemplated by that certain Contribution Agreement made and entered into as of June 27, 2018 by and among B4MC and us. Pursuant to the Contribution Agreement, B4MC issued 17,001,312 shares of its $0.001 par value common stock to us in exchange for a 100% ownership interest in us resulting in 22,668,416 post-merger shares of B4MC common stock issued and outstanding.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2020

(UNAUDITED)

On September 3, 2019, a private investor purchased 100,000 shares of our common stock at a price of $1.00 per share.

On January 9, 2020, we sold 10,000 shares of our common stock to a private investor, resulting in cash proceeds of $10,000. On February 13, 2020, we sold 11,250 shares of our common stock to a private investor, resulting in cash proceeds of $11,250.

On April 29, 2020, we entered into a subscription agreement with a private investor for the purchase of 478,750 shares of our common stock, at a purchase price of $1.00 per share, resulting in cash proceeds of $478,750. This transaction was a part of a private placement of 500,000 shares of common stock. We paid a placement fee of $50,000 in connection with these transactions.

On May 1, 2020, we issued a warrant to purchase 1,500,000 shares of common stock at $1.00 per share. The warrant expires on April 30, 2021. We also agreed that upon the full and timely exercise of this warrant, we would issue a second warrant for an additional 1,500,000 shares of common stock at a purchase price of $1.50 per share; this second warrant will have a term of 12 months from the date of issue. The warrant was transferred to an affiliate of the private investor on November 17, 2021. From November 17, 2020 through December 18, 2020, the warrant holder exercised warrants providing for the issuance of 400,000 shares of our common stock at an exercise price of $1.00 per share resulting in gross proceeds of $400,000.

On August 24, 2020, we issued 150,000 shares of our common stock to a consultant in lieu of cash for services. The common stock was valued at $162,000, or $1.08 per share, based on an independent appraisal.

All of these transactions were exempt from registration under the Securities Act of 1933 pursuant to Regulations D and S thereunder.

As of December 31, 2020, and March 31, 2020, we had 23,838,416 shares and 22,809,666 shares of our common stock issued and outstanding, respectively.

6. Stockholders’ Deficit

Prior to August 8, 2018, we had 750,000,000 shares of our $0.001 par value common stock authorized. On August 8, 2018, our Board of Directors voted to amend our articles of incorporation whereby the authorized shares of our common stock were reduced to 250,000,000. Additionally, the Board authorized 50,000,000 shares of $0.001 par value preferred stock. On September 25, 2018, we filed a certificate of amendment to our articles of incorporation to effect such changes. On June 27, 2018, we consummated a transaction as contemplated by that certain Contribution Agreement made and entered into as of June 27, 2018 by and among B4MC and us. Pursuant to the Contribution Agreement, B4MC issued 17,001,312 shares of its $0.001 par value common stock to us in exchange for a 100% ownership interest in us resulting in 22,668,416 post-merger shares of B4MC common stock issued and outstanding.

On October 1, 2018, we entered into a corporate advisory agreement with a consultant (the “Consultant”), who is a non-related party, to provide business advisory services, including research distribution services. As compensation for these services, the Consultant received 12,500 shares of our common stock having a value of $50,000 based on a fair market value of $4.00 per share as determined by recent private financings that occurred on October 3, 2018 and November 7, 2018 which are described below.

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2020

On October 3, 2018 and November 7, 2018, we issued an aggregate of 7,500 shares of our common stock to one investor at $4.00 per share in consideration of $30,000 in cash.

On September 3, 2019, a private investor purchased 100,000 shares of our common stock at a price of $1.00 per share.

On January 9, 2020, we sold 10,000 shares of our common stock to a private investor, resulting in cash proceeds of $10,000. On February 13, 2020, we sold 11,250 shares of our common stock to a private investor, resulting in cash proceeds of $11,250.

All of these transactions were exempt from registration under the Securities Act of 1933 pursuant to Regulation S thereunder.

As of March 31, 2020, and 2019, we had 22,809,666 shares and 22,688,416 shares of our common stock issued and outstanding, respectively.

Stock Option Plans

On August 8, 2018, the Board and stockholders holding a majority of our voting power approved the “RocketFuel Blockchain, Inc., 2018 Stock Incentive Plan,” which plan enables us to make awards that qualify as performance-based compensation. We have reserved 2,000,000 shares of our common stock for issuance in connection with awards under the plan.

Stock-Based Compensation

On August 8, 2018, our Board of Directors approved the grant of options to purchase 500,000 shares of our common stock to Mr. Bennett J. Yankowitz, our chief financial officer and a director, pursuant to an exemption under Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the terms of the option agreement, these options are exercisable immediately on the date of grant at an exercise price of $3.00 per share and are exercisable for a term of 10 years from the date of grant. In determining the fair value of the stock option, we used the Black-Scholes pricing model having the following assumptions: i) stock option exercise price of $3.00; ii) fair market value of our common stock of $4.00, which was based on available valuation factors made available to us during the period from the date of grant through the end of our fiscal quarter ended September 30, 2018; iii) expected term of option of 7 years; iv) expected volatility of our common stock of approximately 40%; v) expected dividend rate of 0.0%; and vi) risk-free interest rate of approximately 2.80%. As a result, we recorded stock-based compensation of $1,100,350 during the fiscal year ended March 31, 2019.